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Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 2001


1.  Name and address of issuer:
         Security Equity Life Insurance Co Separate Account 13
         Area 10
         Madison Avenue
         New York, NY 10010

2.  Name of each series or class of funds for which this notice is filed:

         General American Capital Company Money Market Fund
         Evergreen VA Fund
         Evergreen VA Foundation Fund
         Evergreen VA Growth and Income Fund
         Fidelity Growth Fund
         Fidelity High Income Fund
         Fidelity Investment Grade Bond Fund
         Fidelity Asset Manager Fund
         Fidelity Index 500 Fund
         Fidelity Overseas Fund
         Fidelity Equity Income Fund
         Fidelity Contrafund
         Janus Aspen Series Growth Fund
         Janus Aspen Series Worldwide Growth Fund
         Russell Multi Style Fund
         Russell Aggressive Equity Fund
         Russell Non-US Fund
         Russell Core Bond Fund

3.  Investment Company Act File Number:
         811-8938
     Securities Act File Number
         33-88524
4.  Last day of fiscal year for which this notice is filed:
         12/31/01

5.  Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during fiscal year
               8796126

         (ii)  Aggregate price of securities redeemed or repurchased
               8067105

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission
               N/A

         (iv)  Total available redemption credits (add Items 5(ii)&(iii)
               8067105

         (v)   Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
               729021

         (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
               N/A

         (vii) Multiplier for determining registration fee
               .000092

         (viii)Registration fee due (multiply item 5(v) by item 5(vii)
               67.07

6.  Prepaid Shares:
         N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
         N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
         67.07

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         03/13/02